Investment in finance and sales-type leases, net	6 Months Ended
Jun. 30, 2021
Flight Equipment, Net [Abstract]
Investment in finance and sales-type leases, net	Investment in finance and sales-type leases, net
Components of investment in finance and sales-type leases, net as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
Future minimum lease payments to be received	$560,235	$608,950
Estimated residual values of leased flight equipment	574,383	589,872
Less: Unearned income	(219,277)	(260,708)
Allowance for credit losses (Note 18)	(56,188)	(59,663)
	$859,153	$878,451
During the three months ended June 30, 2021 and 2020, we recognized interest income from investment in finance and sales-type leases, net of $12.5 million and $13.6 million, respectively, included in basic lease rents. During the six months ended June 30, 2021 and 2020, we recognized interest income from net investment in finance and sales-type leases of $24.7 million and $27.3 million, respectively, included in basic lease rents.